July 26, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:     Oppenheimer SteelPath MLP Funds Trust (the “Trust”) (File Nos. 333-163614; 811-22363)
           CIK No. 0001478168

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information for each series of the Trust in the definitive filing for the Trust as filed pursuant to Rule 497(c) under the 1933 Act on July 3, 2013 (Accession Number 0000891804-13-000837).

Please direct any comments or questions to the undersigned at (212) 323-0310.

Very truly yours,

/s/      Taylor Edwards_________
Taylor Edwards
Assistant Secretary
Oppenheimer SteelPath MLP Funds Trust